Property, plant and equipment - Changes related to suspended wells (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 53,943	€ 62,192
Changes in the scope of consolidation	(252)
Currency translation differences	3,688	(4,140)
Other changes	66	41
Property, plant and equipment - end of the year	56,299	53,943	€ 62,192
Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,268	1,246	1,101
Increases for which is ongoing the determination of proved reserves	288	408	368
Amounts previously capitalized and expensed in the year	(286)	(226)	(183)
Reclassification to successful exploratory wells following the estimation of proved reserves	(43)	(48)	(46)
Disposals	(3)		(15)
Changes in the scope of consolidation	(199)
Currency translation differences	100	(112)	21
Other changes	(24)
Property, plant and equipment - end of the year	€ 1,101	€ 1,268	€ 1,246